Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, allowance doubtful accounts	$ 151,541	$ 126,216	$ 1,681
Series B convertible redeemable preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Series B convertible redeemable preferred stock, shares authorized	902,670	902,670	902,670
Series B convertible redeemable preferred stock, shares issued	901,070	902,670	902,670
Series B convertible redeemable preferred stock, shares outstanding	901,070	902,670	902,670
Liquidation preference	$ 10,898,050	$ 10,376,284
Preferred stock, shares authorized	11,000,000	11,000,000	11,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	80,000,000
Common stock, shares issued	67,974,891	60,321,615	46,738,533
Common stock, shares outstanding	67,924,358	60,271,082	46,688,000
Treasury stock, shares	50,533	50,533	50,333
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized	10,097,330	10,097,330	10,097,330
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued
Related Party [Member]
Accounts receivable, allowance doubtful accounts	$ 450,102	$ 514,087	$ 514,087